Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000134634 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Aggressive Portfolio (Class 1/JIIOX)
Average Annual Return, Percent	12.87%	10.64%	10.24%
C000134635 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Aggressive Portfolio (Class A/JABQX)
Average Annual Return, Percent	6.81%	9.16%	9.49%
C000134642 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Aggressive Portfolio (Class R6/JIIRX)
Average Annual Return, Percent	12.89%	10.69%	10.29%
C000134643 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Balanced Portfolio (Class 1/JIBOX)
Average Annual Return, Percent	9.38%	6.77%	7.28%
C000134644 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Balanced Portfolio (Class A/JABMX)
Average Annual Return, Percent	3.51%	5.37%	6.57%
C000134651 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Balanced Portfolio (Class R6/JIBRX)
Average Annual Return, Percent	9.43%	6.81%	7.33%
C000134652 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Conservative Portfolio (Class 1/JLCGX)
Average Annual Return, Percent	6.51%	3.15%	4.30%
C000134653 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Conservative Portfolio (Class A/JABJX)
Average Annual Return, Percent	0.85%	1.77%	3.61%
C000134660 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Conservative Portfolio (Class R6/JLCSX)
Average Annual Return, Percent	6.55%	3.19%	4.35%
C000134661 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Growth Portfolio (Class 1/JLGOX)
Average Annual Return, Percent	11.33%	8.88%	8.86%
C000134662 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Growth Portfolio (Class A/JABPX)
Average Annual Return, Percent	5.33%	7.43%	8.13%
C000134669 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Growth Portfolio (Class R6/JLGSX)
Average Annual Return, Percent	11.38%	8.92%	8.90%
C000134670 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Moderate Portfolio (Class 1/JLMOX)
Average Annual Return, Percent	7.67%	4.80%	5.72%
C000134671 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Moderate Portfolio (Class A/JABKX)
Average Annual Return, Percent	1.94%	3.41%	5.02%
C000134678 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Moderate Portfolio (Class R6/JLMRX)
Average Annual Return, Percent	7.72%	4.85%	5.76%
Without Sales Load [Member] | C000134635 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Aggressive Portfolio (Class A/JABQX)—excluding sales charge
Average Annual Return, Percent	12.40%	10.29%	10.06%
Without Sales Load [Member] | C000134644 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Balanced Portfolio (Class A/JABMX)—excluding sales charge
Average Annual Return, Percent	8.98%	6.45%	7.12%
Without Sales Load [Member] | C000134653 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Conservative Portfolio (Class A/JABJX)—excluding sales charge
Average Annual Return, Percent	6.12%	2.83%	4.14%
Without Sales Load [Member] | C000134662 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Growth Portfolio (Class A/JABPX)—excluding sales charge
Average Annual Return, Percent	10.90%	8.54%	8.69%
Without Sales Load [Member] | C000134671 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Blend Moderate Portfolio (Class A/JABKX)—excluding sales charge
Average Annual Return, Percent	7.28%	4.48%	5.55%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.88%	14.74%	14.60%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.14%	(0.68%)	1.80%
John Hancock Lifestyle Aggressive Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock Lifestyle Aggressive Index
Average Annual Return, Percent	13.44%	11.17%	10.93%
Morningstar U S Moderate Target Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Moderate Target Allocation Index
Average Annual Return, Percent	11.16%	8.02%	8.59%
John Hancock Lifestyle Balanced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock Lifestyle Balanced Index
Average Annual Return, Percent	9.65%	6.97%	7.93%
Morningstar U S Aggressive Target Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Aggressive Target Allocation Index
Average Annual Return, Percent	15.13%	12.15%	11.73%
Morningstar US Conservative Target Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Conservative Target Allocation Index
Average Annual Return, Percent	6.68%	3.02%	4.45%
John Hancock Lifestyle Conservative Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock Lifestyle Conservative Index
Average Annual Return, Percent	6.79%	3.33%	4.58%
Morningstar U S Moderately Aggressive Target Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Moderately Aggressive Target Allocation Index
Average Annual Return, Percent	13.37%	10.12%	10.14%
John Hancock Lifestyle Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock Lifestyle Growth Index
Average Annual Return, Percent	12.01%	9.53%	9.70%
Morningstar U S Moderately Conservative Target Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Moderately Conservative Target Allocation Index
Average Annual Return, Percent	8.82%	5.26%	6.26%
John Hancock Lifestyle Moderate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock Lifestyle Moderate Index
Average Annual Return, Percent	7.99%	4.98%	6.22%